NET LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

The table sets forth the number of potential shares of common stock that have been excluded from diluted net loss per share:

	As of April 30 ,
	2012	2011
Warrants (includes Optimus warrants of 25,560,000)	136,941,303	117,140,234
Stock Options	44,807,424	27,317,424
Convertible Debt (using as-if converted method)	38,135,707	19,542,580
Total	219,884,434	164,000,238

	As of October 31,
	2011	2010
Warrants	137,841,857	103,139,628
Stock Options	27,317,424	26,467,424
Convertible Debt (using the if-converted method)	61,660,382	4,358,176
Total	226,819,663	133,965,228